UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08621

Name of Fund: BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings New Jersey Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 04/30/2012

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2012 (Unaudited)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 126.8%
Corporate — 3.2%
New Jersey EDA, RB, AMT:
New Jersey American Water Co., Inc. Project, Series A (AMBAC), 5.25%, 11/01/32	$3,000	$3,050,910
Waste Management of New Jersey, Mandatory Put Bonds, Series A, 5.30%, 6/01/15 (a)	2,500	2,682,575
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, Series A, 5.70%, 10/01/39	2,500	2,745,525
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	2,150	2,397,615
		10,876,625
County/City/Special District/School District — 17.0%
Borough of Hopatcong New Jersey, GO, Refunding, Sewer (AMBAC), 4.50%, 8/01/33	2,690	2,824,608
City of Perth Amboy New Jersey, GO, CAB (AGM) (b):
4.60%, 7/01/32	4,605	4,807,988
4.64%, 7/01/33	1,395	1,451,163
4.75%, 7/01/37	1,470	1,512,468
County of Middlesex New Jersey, COP, Refunding (NPFGC), 5.50%, 8/01/16	1,375	1,380,692
County of Union New Jersey, GO:
4.00%, 3/01/29	2,590	2,773,009
4.00%, 3/01/30	2,590	2,750,347
4.00%, 3/01/31	2,925	3,087,601
Edgewater Borough Board of Education, GO (AGM):
4.25%, 3/01/34	1,235	1,354,709
4.25%, 3/01/35	1,300	1,421,238
4.30%, 3/01/36	1,370	1,498,616
Essex County Improvement Authority, RB, County Correctional Facility Project, Series A (NPFGC), 5.00%, 10/01/13 (c)	4,400	4,693,348
Essex County Improvement Authority, Refunding RB, Project Consolidation:
(AMBAC), 5.25%, 12/15/18	1,000	1,206,620
(NPFGC), 5.50%, 10/01/27	250	315,003
(NPFGC), 5.50%, 10/01/28	4,840	6,089,688
Hudson County Improvement Authority, RB:
County Secured, County Services Building Project (AGM), 5.00%, 4/01/27	750	808,147
Harrison Parking Facility Project, Series C (AGC), 5.25%, 1/01/39	2,000	2,192,780
Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	3,600	3,968,964

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (concluded)
Middlesex County Improvement Authority, RB, Senior Citizens Housing Project, AMT (AMBAC), 5.50%, 9/01/30	$500	$500,535
Monmouth County Improvement Authority, RB, Governmental Loan (AMBAC):
5.35%, 12/01/17	5	5,016
5.38%, 12/01/18	5	5,016
Morristown Parking Authority, RB (NPFGC):
5.00%, 8/01/30	1,830	1,966,939
5.00%, 8/01/33	3,000	3,200,700
New Jersey State Transit Corp., COP, Subordinate, Federal Transit Administration Grants, Series A (AGM), 5.00%, 9/15/21	2,000	2,122,460
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 4.38%, 1/01/37	620	553,276
South Jersey Port Corp., Refunding RB:
4.50%, 1/01/15	3,750	3,826,875
4.50%, 1/01/16	1,920	1,955,846
		58,273,652
Education — 19.4%
New Jersey EDA, RB, International Center For Public Health Project, University of Medicine and Dentistry (AMBAC), 6.00%, 6/01/32	5,000	5,006,100
New Jersey Educational Facilities Authority, RB:
Higher Education Capital Improvement, Series A (AMBAC), 5.13%, 9/01/12 (c)	5,500	5,591,025
Montclair State University, Series A (AMBAC), 5.00%, 7/01/21	1,200	1,371,576
Montclair State University, Series A (AMBAC), 5.00%, 7/01/22	2,880	3,282,998
Richard Stockton College, Series F (NPFGC), 5.00%, 7/01/31	2,625	2,744,228
Rowan University, Series C (NPFGC), 5.00%, 7/01/14 (c)	3,260	3,583,588
Rowan University, Series C (NPFGC), 5.13%, 7/01/14 (c)	3,615	3,983,585
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	9,740	10,493,486
Montclair State University, Series J (NPFGC), 4.25%, 7/01/30	3,775	3,844,158
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	3,000	3,272,640

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2012	1

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (concluded)
New Jersey Educational Facilities Authority, Refunding RB (concluded):
Ramapo College, Series I (AMBAC), 4.25%, 7/01/31	$1,250	$1,274,938
Ramapo College, Series I (AMBAC), 4.25%, 7/01/36	900	911,754
Stevens Institute of Technology, Series A, 5.00%, 7/01/27	2,800	2,924,124
Stevens Institute of Technology, Series A, 5.00%, 7/01/34	900	922,158
William Paterson University, Series C (AGC), 5.00%, 7/01/28	250	272,808
William Paterson University, Series C (AGC), 4.75%, 7/01/34	4,000	4,259,120
New Jersey Institute of Technology, Series A, 5.00%, 7/01/42	5,045	5,564,887
University of Medicine & Dentistry of New Jersey, COP (NPFGC), 5.00%, 6/15/29	2,000	2,039,860
University of Medicine & Dentistry of New Jersey, RB, Series A (AMBAC), 5.50%, 12/01/27	4,740	4,834,231
		66,177,264
Health — 17.6%
New Jersey Health Care Facilities Financing Authority, RB:
AHS Hospital Corp., 6.00%, 7/01/41	3,080	3,605,510
Greystone Park Psychiatric Hospital (AMBAC), 5.00%, 9/15/23	10,775	11,460,721
Meridian Health, Series I (AGC), 5.00%, 7/01/38	765	803,005
Meridian Health, Series II (AGC), 5.00%, 7/01/38	6,360	6,675,965
Meridian Health, Series V (AGC), 5.00%, 7/01/38	3,950	4,146,236
South Jersey Hospital, 6.00%, 7/01/12 (c)	5,440	5,493,040
Virtua Health (AGC), 5.50%, 7/01/38	3,035	3,304,326
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., Series A (AMBAC), 6.00%, 7/01/13 (d)	4,000	4,257,640
Atlantic City Medical Center, 5.75%, 7/01/12 (c)	1,050	1,059,881
Atlantic City Medical Center, 6.25%, 7/01/17	925	970,177
Atlantic City Medical Center, 5.75%, 7/01/25	1,975	1,984,085
Barnabas Health, Series A, 5.00%, 7/01/24	1,820	1,903,647

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB (concluded):
Barnabas Health, Series A, 5.63%, 7/01/32	$1,100	$1,178,397
Barnabas Health, Series A, 5.63%, 7/01/37	3,060	3,233,624
Hackensack University Medical (AGC), 5.13%, 1/01/27	1,500	1,635,570
Hackensack University Medical (AGM), 4.63%, 1/01/30	5,480	5,770,604
Meridian Health System Obligation, 5.00%, 7/01/25	700	775,565
Meridian Health System Obligation, 5.00%, 7/01/26	1,590	1,741,177
		59,999,170
Housing — 6.1%
New Jersey State Housing & Mortgage Finance Agency, RB:
Capital Fund Program, Series A (AGM), 4.70%, 11/01/25	9,245	9,620,162
Series A, AMT (NPFGC), 4.85%, 11/01/39	935	930,774
Series AA, 6.50%, 10/01/38	1,895	2,033,183
Series B, 4.50%, 10/01/30	7,150	7,450,872
S/F Housing, Series T, AMT, 4.70%, 10/01/37	745	751,809
		20,786,800
State — 33.4%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 5.12%, 11/01/23 (e)	9,000	6,337,170
CAB, Series B, 5.20%, 11/01/25 (e)	10,000	6,347,200
Election of 2005, Series A, 5.80%, 11/01/15 (c)	4,690	5,518,536
Garden State Preservation Trust, Refunding RB, Series C (AGM):
5.25%, 11/01/20	5,000	6,338,600
5.25%, 11/01/21	7,705	9,851,613
New Jersey EDA, RB:
Cigarette Tax (Radian), 5.50%, 6/15/14 (c)	585	648,116
Cigarette Tax (Radian), 5.75%, 6/15/14 (c)	3,180	3,539,912
Liberty State Park Project, Series C (AGM), 5.00%, 3/01/22	2,670	2,940,551
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/24	1,785	2,123,561

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2012	2

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (concluded)
New Jersey EDA, RB (concluded):
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	$4,000	$4,756,680
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/26	7,500	8,886,675
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	11,105	11,932,322
Motor Vehicle Surcharge, Series A (NPFGC), 5.00%, 7/01/34	2,000	2,127,580
School Facilities Construction, Series L (AGM), 5.00%, 3/01/30	9,000	9,420,570
School Facilities Construction, Series O, 5.25%, 3/01/23	1,420	1,570,378
School Facilities Construction, Series Y, 5.00%, 9/01/33	3,000	3,228,870
School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	2,800	3,210,592
School Facilities, Series U, 5.00%, 9/01/37	5,000	5,311,900
School Facilities, Series U (AMBAC), 5.00%, 9/01/37	2,000	2,124,760
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/26	895	967,477
Cigarette Tax, 5.00%, 6/15/28	1,520	1,633,666
Cigarette Tax, 5.00%, 6/15/29	2,000	2,139,280
School Facilities Construction, Series N-1 (NPFGC), 5.50%, 9/01/27	1,000	1,239,790
New Jersey Sports & Exposition Authority, Refunding RB (NPFGC):
5.50%, 3/01/21	5,890	6,980,533
5.50%, 3/01/22	3,150	3,738,074
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/27	1,080	1,202,623
		114,117,029
Tobacco — 1.5%
Tobacco Settlement Financing Corp. New Jersey, RB, 7.00%, 6/01/13 (c)	4,755	5,096,552
Transportation — 22.8%
Delaware River Port Authority, RB (AGM):
Port District Project, Series B, 5.63%, 1/01/26	2,425	2,429,777
Series D, 5.00%, 1/01/40	3,700	3,977,500
New Jersey State Turnpike Authority, RB, Growth & Income Securities, Series B (AMBAC), 4.89% 1/01/15 (b)	7,615	6,913,278
New Jersey State Turnpike Authority, Refunding RB:
Series A (AGM), 5.25%, 1/01/26	4,900	5,980,548
Series A (AGM), 5.25%, 1/01/29	2,000	2,470,660

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Transportation (concluded)
New Jersey State Turnpike Authority, Refunding RB (concluded):
Series A (AGM), 5.25%, 1/01/30	$4,000	$4,976,680
Series A (BHAC), 5.25%, 1/01/29	500	624,215
Series C (NPFGC), 6.50%, 1/01/16	910	1,078,641
Series C (NPFGC), 6.50%, 1/01/16 (d)	3,385	3,761,852
Series C-2005 (NPFGC), 6.50%, 1/01/16 (d)	255	309,519
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series C (AGM), 4.74%, 12/15/32 (e)	4,050	1,475,213
CAB, Series C (AMBAC), 5.05%, 12/15/35 (e)	1,400	405,706
CAB, Series C (AMBAC), 5.13%, 12/15/36 (e)	7,210	1,973,233
Series A, 6.00%, 6/15/35	4,365	5,256,377
Series A, 5.77%, 12/15/35 (e)	6,000	1,769,880
Series A (AGC), 5.63%, 12/15/28	2,000	2,313,240
Series A (AGM), 5.25%, 12/15/20	10,750	13,139,725
Series A (AGM), 5.50%, 12/15/22	150	187,998
Series A (NPFGC), 5.75%, 6/15/24	1,205	1,533,073
Series B, 5.50%, 6/15/31	1,425	1,648,340
Series B, 5.25%, 6/15/36	1,900	2,123,098
Port Authority of New York & New Jersey, RB:
JFK International Air Terminal, 6.00%, 12/01/42	2,500	2,770,900
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 6.25%, 12/01/15	1,500	1,659,315
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 5.75%, 12/01/25	3,000	3,000,150
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.75%, 11/01/30	5,175	5,974,434
		77,753,352
Utilities — 5.8%
Essex County Utilities Authority, Refunding RB (AGC), 4.13%, 4/01/22	2,000	2,134,200
North Hudson Sewerage Authority, Refunding RB, Series A (NPFGC), 5.13%, 8/01/20 (d)	4,335	4,999,382
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC) (e):
4.79%, 9/01/28	6,600	3,156,252
4.70%, 9/01/29	6,900	3,094,719
Union County Utilities Authority, Refunding RB:
County Deficiency Agreement, Series A, 5.00%, 6/15/41	5,415	6,044,602

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2012	3

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Utilities (concluded)
Union County Utilities Authority, Refunding RB (concluded):
Covanta Union, Series A, AMT, 5.25%, 12/01/31	$450	$485,478
		19,914,633
Total Municipal Bonds in New Jersey		432,995,077

Guam — 1.4%
State — 0.8%
Government of Guam Business Privilege, RB, Series A, 5.13%, 1/01/42	2,500	2,713,125
Utilities — 0.6%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/37	1,860	2,006,959
Total Municipal Bonds in Guam		4,720,084

Puerto Rico — 11.0%
Health — 0.5%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, RB, Hospital De La Concepcion, Series A, 6.50%, 11/15/20	1,750	1,757,175
State — 5.4%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series C, 6.00%, 7/01/39	2,080	2,218,050
Puerto Rico Commonwealth Infrastructure Financing Authority, RB, CAB, Series A (AMBAC), 4.38%, 7/01/37 (e)	4,000	851,480
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC), 6.00%, 7/01/27	2,125	2,353,969
Puerto Rico Sales Tax Financing Corp., RB:
First Sub-Series A, 5.50%, 8/01/42	1,300	1,402,726
First Sub-Series A, 6.00%, 8/01/42	2,500	2,820,300
First Sub-Series A-1, 5.25%, 8/01/43	2,130	2,276,267
First Sub-Series C (AGM), 5.13%, 8/01/42	6,120	6,502,194
		18,424,986
Transportation — 1.3%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGC), 5.50%, 7/01/31	3,750	4,344,000

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
Utilities — 3.8%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A (AGC), 5.13%, 7/01/47	$3,250	$3,337,035
Puerto Rico Electric Power Authority, RB, Series RR (CIFG), 5.00%, 7/01/28	4,100	4,282,778
Puerto Rico Electric Power Authority, Refunding RB:
Series A, 5.00%, 7/01/42 (f)	3,900	3,893,682
Series VV (NPFGC), 5.25%, 7/01/26	1,325	1,464,880
		12,978,375
Total Municipal Bonds in Puerto Rico		37,504,536

Total Municipal Bonds – 139.2%		475,219,697

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)
New Jersey — 16.6%
Education — 0.3%
Rutgers State University of New Jersey, Refunding RB, Series F, 5.00%, 5/01/39	990	1,080,984
Housing — 1.6%
New Jersey State Housing & Mortgage Finance Agency, RB, Capital Fund Program, Series A (AGM), 5.00%, 5/01/27	4,790	5,295,632
State — 3.5%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	9,160	11,970,013
Transportation — 7.3%
Port Authority of New York & New Jersey, RB, Consolidated, 163rd Series, 5.00%, 7/15/39	11,456	12,724,359
Port Authority of New York & New Jersey, Refunding RB, Consolidated:
106th Series, 5.00%, 10/15/41	5,500	5,854,585
152nd Series, 5.25%, 11/01/35	5,998	6,491,070
		25,070,014
Utilities — 3.9%
Union County Utilities Authority, Refunding RB, Covanta Union, Series A, AMT, 5.25%, 12/01/31	12,370	13,345,251
Total Municipal Bonds in New Jersey		56,761,894

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2012	4

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value
Puerto Rico — 0.7%
State — 0.7%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.25%, 8/01/40	$2,270	$2,483,834

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 17.3%		59,245,728
Total Long-Term Investments (Cost – $495,746,727) – 156.5%		534,465,425

Short-Term Securities	Shares
BIF New Jersey Municipal Money Fund, 0.00% (h)(i)	6,463,680	6,463,680
Total Short-Term Securities (Cost – $6,463,680) – 1.9%		6,463,680
Total Investments (Cost - $502,210,407*) – 158.4%		540,929,105
Other Assets Less Liabilities – 0.9%		3,025,345
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (8.7)%		(29,739,068)
VRDP Shares, at Liquidation Value – (50.6)%		(172,700,000)
Net Assets Applicable to Common Shares – 100.0%		$341,515,382

*	As of April 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$472,714,868
Gross unrealized appreciation	$39,461,909
Gross unrealized depreciation	(966,417)
Net unrealized appreciation	$38,495,492

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Security is collateralized by Municipal or US Treasury obligations.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Morgan Stanley & Co., Inc.	$3,893,682	$41,886

(g)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(h)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at April 30, 2012	Income

BIF New Jersey Municipal Money Fund	9,941,803	(3,478,123)	6,463,680	$411

(i)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
Radian	Radian Financial Guaranty
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2012	5

Schedule of Investments (concluded)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

•	Financial futures contracts sold as of April 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
200	10-Year US Treasury Note	Chicago Board of Trade	June 2012	$26,456,250	$(316,943)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of April 30, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments
Long-Term Investments[1]	—	$534,465,425	—	$534,465,425
Short-Term Securities	$6,463,680	—	—	6,463,680
Total	$6,463,680	$534,465,425	—	$540,929,105

[1]	See above Schedule of Investments for values in each sector.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(316,943)	—	—	$(316,943)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount which approximates fair value. Such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$264,000	—	—	$264,000
Liabilities:
TOB Trust Certificates	—	$(29,718,745)	—	(29,718,745)
VRDP Shares	—	(172,700,000)	—	(172,700,000)
Total	$264,000	$(202,418,745)	—	$(202,154,745)

There were no transfers between levels during the period ended April 30, 2012.

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2012	6

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New Jersey Quality Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date: June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date: June 22, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date: June 22, 2012